Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Payment of tax under diverted profit tax regime	$ 1,066	$ 164
LSEG [member]
Statement [Line Items]
Payment of tax under diverted profit tax regime	269
HMRC [member]
Statement [Line Items]
Payment of tax under diverted profit tax regime	79
HMRC Total [member]
Statement [Line Items]
Payment of tax under diverted profit tax regime	348
Pension defined benefit plans [member]
Statement [Line Items]
Gain on amendment to company's pension plan	$ 119